Income tax expense - Additional Information (Details) ¥ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 CNY (¥)
Income tax
PRC Statutory income tax rates	25.00%	25.00%	25.00%	25.00%
High and New Technology Enterprise | Shenzhen Wuxin Technology Co., Ltd. [Member]
Income tax
Preferential tax rate	15.00%	15.00%
Cayman Islands
Income tax
Withholding tax | ¥					¥ 0
Hong Kong
Income tax
PRC Statutory income tax rates	16.50%	16.50%
Withholding income tax on dividends distributed two	5.00%	5.00%
Korea
Income tax
Withholding income tax on dividends distributed one	20.00%	20.00%
Korea | First Korean won (KRW) 200 million
Income tax
PRC Statutory income tax rates	9.00%	9.00%
Assessable income for taxable rate	₩ 200
Korea | Taxable income over KRW200 million up to KRW20 billion
Income tax
PRC Statutory income tax rates	19.00%	19.00%
Korea | Taxable income over KRW20 billion up to KRW300 billion
Income tax
PRC Statutory income tax rates	21.00%	21.00%
Korea | Taxable income over KRW300 billion
Income tax
PRC Statutory income tax rates	24.00%	24.00%
Korea | Minimum
Income tax
Withholding income tax on dividends distributed two	10.00%	10.00%
Local income tax rate, percentage	0.90%	0.90%
Korea | Minimum | Taxable income over KRW200 million up to KRW20 billion
Income tax
Assessable income for taxable rate	₩ 20,000
Korea | Minimum | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Assessable income for taxable rate	₩ 20,000
Korea | Maximum
Income tax
Withholding income tax on dividends distributed two	15.00%	15.00%
Local income tax rate, percentage	2.40%	2.40%
Korea | Maximum | Taxable income over KRW200 million up to KRW20 billion
Income tax
Assessable income for taxable rate	₩ 200
Korea | Maximum | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Assessable income for taxable rate	₩ 300,000
Indonesia
Income tax
PRC Statutory income tax rates	22.00%	22.00%
UK | Taxable income over GBP 250,000
Income tax
PRC Statutory income tax rates	25.00%	25.00%
Assessable income for taxable rate | £		£ 250,000
UK | Taxable income less than GBP 50,000
Income tax
PRC Statutory income tax rates	19.00%	19.00%
Assessable income for taxable rate | £		£ 50,000
UK | Minimum
Income tax
Augmented taxable income | £		50,000
UK | Maximum
Income tax
Augmented taxable income | £		£ 250,000
PRC
Income tax
PRC Statutory income tax rates	25.00%	25.00%
Withholding income tax on dividends distributed one	10.00%	10.00%
Percentage of share in FIE for withholding tax at a rate of no more than five percent	25.00%	25.00%
Undistributed earnings and reserves for distribution | ¥			¥ 3,023,956		3,200,335
Withholding income tax for undistributed earnings of subsidiaries | ¥			0		0
Unrecognized tax liabilities | ¥			¥ 302,396		¥ 320,034
Shenzhen
Income tax
Preferential tax rate	15.00%	15.00%